CHARLENE A. GRANT
Assistant Vice President
Insurance Counsel
Law Department
Phone: 949-219-3743
Fax: 949-219-6952
Charlene.Grant@pacificlife.com
August 14, 2006
Attention: EDGAR Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506

Re:	Registration Statement for Pacific Voyages Individual Flexible Premium Deferred
Variable Annuity (File Number to be Assigned) funded by Separate Account A (File
Number 811-09203) of Pacific Life & Annuity Company
Request for Selective Review of the Registration Statement
Dear Sir or Madam:
On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Voyages Individual Flexible Premium Deferred Variable Annuity Contract (“Pacific Voyages” or “Contract”), which is funded by the Separate Account.
PL&A is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).” The prospectus for Pacific Voyages is based on, and is substantially similar to, the prospectus for Pacific Portfolios Individual Flexible Premium Deferred Variable Annuity (File No. 333-122914) (“Pacific Portfolios”) offered by PL&A. By copy of this letter, we are sending a hard copy of the Pacific Voyages prospectus and SAI marked to show where disclosure differs from that in the Pacific Portfolios prospectus and SAI.
Pacific Voyages is intended to conform to the requirements of the State of New York for variable annuity products and is currently intended for sale only in New York. The prospectus disclosure included in Pacific Voyages differs materially from Pacific Portfolios as follows:
1.	A lower Mortality and Expense Risk Charge (“Risk Charge”). The Risk Charge for Pacific Voyages is an annual rate of 1.00% (Pacific Portfolios is 1.20%) All references to the Risk Charge were updated to reflect the lower annual rate.
Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3743.

Sincerely,

/s/ CHARLENE A. GRANT

Charlene A. Grant